RESTRICTED CASH, CASH AND CASH EQUIVALENTS - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash [Line Items]
Restricted cash	€ 1.2
Deposit for Car Leases
Restricted Cash [Line Items]
Restricted cash		€ 1.1